Income and other taxes - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / $	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 XOF / $	Sep. 06, 2022 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Proposed adjustments and other tax liabilities					$ 27,000
Proposed adjustments, penalties, and other tax liabilities					$ 46,000
Closing foreign exchange rate	1.32			594
Total provision			$ 10,000
Net provision			5,000
Prepaid provision		$ 5,000
Deferred tax expense (recovery)	$ 29,548	(12,000)
Deferred tax liability not recognized		125,000	116,000
Unrecognized deferred tax assets		122,390	278,925
Income taxes paid	239,000	239,000
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised		290,000	637,000
Canada | Capital Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets			317,000
Colombia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised		1,000	124,000
Colombia | Operating Loss Carryforwards Expiration Years Between 2030 And 2034
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised			1,000
Colombia | Operating Loss Carryforwards Expiration Year Unlimited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised			$ 123,000
Fekola | Non-participating Share Capital
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax relating to priority dividend	$ 36,000	$ 36,000
Priority dividend rate to non-controlling interest	10.00%